CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period		$ 2,535.8	$ 2,097.4	$ 2,044.3
Net income		235.3	545.7	488.4	$ 314.6
Cash Distributions		(60.1)	(107.3)	(435.3)
Other Distributions	[1]	(9.2)
Consolidated balance, end of period			2,535.8	2,097.4	2,044.3
Common Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period		1,123.2	945.5	913.3
Net income		115.8	230.4	203.0
Cash Distributions		(30.1)	(52.7)	(170.8)
Consolidated balance, end of period		1,208.9	1,123.2	945.5	913.3
Subordinated Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period		69.4	18.8	11.7
Net income		25.4	50.6	44.7
Cash Distributions		0.0	0.0	(37.6)
Consolidated balance, end of period		94.8	69.4	18.8	11.7
Seadrill Member
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period		0.0	0.0	3.2
Net income		0.0	0.0	9.5
Cash Distributions		0.0	0.0	(12.7)
Consolidated balance, end of period		0.0	0.0	0.0	3.2
Total Before Non- Controlling interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period		1,192.6	964.3	928.2
Net income		141.2	281.0	257.2
Cash Distributions		(30.1)	(52.7)	(221.1)
Consolidated balance, end of period		1,303.7	1,192.6	964.3	928.2
Non- controlling Interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period		1,343.2	1,133.1	1,116.1
Net income		94.1	264.7	231.2
Cash Distributions		(30.0)	(54.6)	(214.2)
Other Distributions		(9.2)
Consolidated balance, end of period		$ 1,398.1	$ 1,343.2	$ 1,133.1	$ 1,116.1

[1]	Non cash distribution, refer to Note 13 – "Related party transactions" for further information.